Average Annual Total Returns - FidelityAssetManagerFunds-AMCIZComboPRO - FidelityAssetManagerFunds-AMCIZComboPRO - Fidelity Asset Manager 70%	Nov. 29, 2022
Fidelity Advisor Asset Manager 70% - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	7.09%
Past 5 years	10.78%
Past 10 years	9.74%
Fidelity Advisor Asset Manager 70% - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	6.31%
Past 5 years	9.73%
Past 10 years	8.73%
Fidelity Advisor Asset Manager 70% - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	4.48%
Past 5 years	8.28%
Past 10 years	7.66%
Fidelity Advisor Asset Manager 70% - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	11.74%
Past 5 years	11.26%
Past 10 years	9.73%
Fidelity Advisor Asset Manager 70% - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	9.37%
Past 5 years	11.04%
Past 10 years	9.72%
Fidelity Advisor Asset Manager 70% - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	13.93%
Past 5 years	12.41%
Past 10 years	10.70%
Fidelity Advisor Asset Manager 70% - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	14.05%
Since Inception	12.36%	[1]
SP001
Average Annual Return:
Past 1 year	28.71%
Past 5 years	18.47%
Past 10 years	16.55%
F0022
Average Annual Return:
Past 1 year	13.42%
Past 5 years	11.93%
Past 10 years	10.59%

[1]	A From October 2, 2018